Summary of Accounting and Financial Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Summary of Accounting and Financial Policies [Line Items]
Parent company percentage owned by affiliates	100.00%			100.00%
Equity income	$ 0.3	$ 0.2	$ 0.1
Shipping and handling costs	83.9	87.3	94.8
Book Overdrafts	33.1	37.5
Foreign Currency transaction gain (loss)	$ 3.7	$ (1.5)	$ (0.8)
Acofran [Member]
Summary of Accounting and Financial Policies [Line Items]
Ownership percentage by parent	50.00%			50.00%
Ryerson China [Member]
Summary of Accounting and Financial Policies [Line Items]
Ownership percentage by parent	100.00%			100.00%
Minimum [Member]
Summary of Accounting and Financial Policies [Line Items]
Investments in affiliates by equity method	20.00%
Maximum [Member]
Summary of Accounting and Financial Policies [Line Items]
Investments in affiliates by equity method	50.00%